UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Breeco Management, L.P.
Address: Suite 2410
         700 Louisiana Street
         Houston, TX 77002

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Kirkpatrick
Title: Senior Vice President
Phone:   (713) 223-9300

Signature, Place, and Date of Signing:


         /s/ Robert Kirkpatrick    Houston, TX          11/14/00
              [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     82,153
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
                                                     BREECO MANAGEMENT, L.P.
   COLUMN 1          COLUMN 2    COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------         --------    --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION           VOTING AUTHORITY
                                                                                          (c)
                      TITLE      CUSIP         MARKET    SHRS OR  SH/  PUT/  (a)  (b)   SHARED  OTHER     (a)     (b)     (c)
NAME OF ISSUER       OF CLASS    NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER  MANAGERS  SOLE   SHARED   NONE
--------------       --------    ------        ------    -------  ---  ----  ---- ------ ------ --------  ----   ------   ----
Chase Manhattan Corp.  COMMON    16161A108        5,342   115,650 SH           X                            115,650
Compaq Computer Corp.  COMMON    204493100        5,599   203,000 SH           X                            203,000
Conseco Inc.           COMMON    208464107        7,396   970,000 SH           X                            970,000
Cross Timbers Oil Co.  COMMON    227573102        3,267   170,250 SH           X                            170,250
Dain Rauscher Corp.    COMMON    233856103        5,599    60,200 SH           X                             60,200
Edwards AG Inc.        COMMON    281760108        2,093    40,000 SH           X                             40,000
General Motors Corp.   COMMON    370442105        6,367    97,950 SH           X                             97,950
Handleman Company      COMMON    410252100        4,157   335,900 SH           X                            335,900
Kaman Corp CL-A        A         483548103       12,624   999,888 SH           X                            999,888
Kerr-McGee Corporation COMMON    492386107        3,114    47,000 SH           X                             47,000
Knight-Ridder          COMMON    499040103        3,531    69,500 SH           X                             69,500
Lucent Technologies
  Inc.                 COMMON    549463107          947    31,000 SH           X                             31,000
Mail-Well Inc.         COMMON    560321200        6,922 1,559,800 SH           X                          1,559,800
Nabors Industries Inc. COMMON    629568106        3,327    63,500 SH           X
Newhall Land & Farming
   Dep UTS             COMMON    651426108        6,098   259,260 SH           X                            259,260
Raymond James Financial
   Inc.                COMMON    754730109        1,854    56,300 SH           X                             56,300
Universal Broadband
   Networks            COMMON    449638105          313   250,000 SH           X                            250,000
Unocal Corp.           COMMON    915289102        2,994    84,500 SH           X                             84,500
Xpedior                COMMON    98413B100          611   188,000 SH           X                            188,000















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